Share-Based Compensation - Share options (Details)		12 Months Ended
	Nov. 06, 2018 USD ($)	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Share-Based Compensation
Incremental compensation cost	$ 285,661
Incremental compensation cost recorded during the year		$ 0	$ 0	$ 8,623
Stock options
Share-Based Compensation
Granted (in dollars per share) | $ / shares		$ 0.01	$ 0.03
Option granted (Shares) | shares		0
Share-based compensation expense		$ 704,462	$ 1,354,233	$ 2,359,228
Stock options | 2012 Option Plan
Share-Based Compensation
Contractual term		10 years
Stock options | 2012 Option Plan | Minimum
Share-Based Compensation
Annual vesting percentage		20.00%
Vesting number of anniversaries | item		4
Participant right to exercise options cease period after termination of employment		2 months
Stock options | 2012 Option Plan | Maximum
Share-Based Compensation
Annual vesting percentage		25.00%
Vesting number of anniversaries | item		5
Participant right to exercise options cease period after termination of employment		3 months